Earnings per share	12 Months Ended
Jun. 30, 2023
Profit / (loss) per share attributable to equity holders of the parent: (ii)
Earnings per share

28. Earnings per share

Below is a reconciliation between the weighted-average number of common shares outstanding and the diluted weighted-average number of common shares.

	June 30, 2023	June 30, 2022	June 30, 2021
Weighted - average outstanding shares	748	756	550
Adjustments for calculation of diluted earnings per share
Treasury shares	(11)	(23)	-
Warrants	8	8	-
Weighted - average diluted common shares	745	741	550

(a) Basic

Basic earnings per share amounts are calculated in accordance with IAS 33 "Earning per share" by dividing the profit attributable to equity holders of the Group by the weighted average number of common shares outstanding during the year.

	June 30, 2023	June 30, 2022	June 30, 2021
Profit / (loss) for the year of continuing operations attributable to equity holders of the parent	60,243	74,487	(80,877)
Loss for the year of discontinued operations attributable to equity holders of the parent	-	-	(24,923)
Profit / (loss) for the year attributable to equity holders of the parent	60,243	74,487	(105,800)
Weighted average number of common shares outstanding	748	756	550
Basic earnings per share (i)	80.54	98.53	(192.36)

(b) Diluted

Diluted earnings per share amounts are calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all dilutive potential shares. The Group holds treasury shares and, as of fiscal year 2021, warrants associated with incentive plans with potentially dilutive effect.

	June 30, 2023	June 30, 2022	June 30, 2021
Profit / (loss) for the year of continuing operations attributable to equity holders of the parent	60,243	74,487	(80,877)
Loss for the year of discontinued operations attributable to equity holders of the parent	-	-	(24,923)
Profit / (loss) for the year per share attributable to equity holders of the parent	60,243	74,487	(105,800)
Weighted average number of common shares outstanding	745	741	550
Diluted earnings per share	80.86	100.52	(192.36)

(i) EPSs for 2022 and 2021 show the comparative impact in the capital increases, where there was no corresponding change in the entity’s resources.